UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-03466

Fidelity Hanover Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Emerging Markets Debt Central Fund

September 30, 2015

1.926211.104
EMC-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 30.6%
		Principal Amount(a)	Value
Argentina - 2.7%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (b)		$427,770	$440,603
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		171,226	179,787
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		35,000	38,500
Pan American Energy LLC 7.875% 5/7/21 (b)		155,000	153,404
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		765,341	763,428
YPF SA:
8.5% 7/28/25 (b)		370,000	320,975
8.75% 4/4/24 (b)		720,000	636,336
8.875% 12/19/18 (b)		250,000	241,250

TOTAL ARGENTINA			2,774,283

Azerbaijan - 0.2%
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		200,000	174,502
Bailiwick of Jersey - 0.6%
Polyus Gold International Ltd. 5.625% 4/29/20 (b)		650,000	613,438
Bangladesh - 0.4%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		400,000	398,000
Bermuda - 0.2%
Kosmos Energy Ltd. 7.875% 8/1/21 (b)		200,000	170,000
Brazil - 0.5%
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (b)		370,000	334,739
5.75% 9/26/23 (b)		260,000	214,500

TOTAL BRAZIL			549,239

British Virgin Islands - 0.9%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (b)	BRL	1,905,000	422,372
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		600,000	483,000

TOTAL BRITISH VIRGIN ISLANDS			905,372

Canada - 0.4%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (b)		1,145,000	412,200
Sino-Forest Corp. 6.25% 10/21/17 (b)(c)		420,000	0

TOTAL CANADA			412,200

Cayman Islands - 1.0%
Petrobras International Finance Co. Ltd.:
5.875% 3/1/18		385,000	317,625
6.875% 1/20/40		1,015,000	659,750

TOTAL CAYMAN ISLANDS			977,375

Georgia - 0.8%
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (b)		400,000	411,664
7.75% 7/5/17 (Reg. S)		200,000	205,832
Georgian Oil & Gas Corp. 6.875% 5/16/17 (b)		200,000	200,000

TOTAL GEORGIA			817,496

Indonesia - 1.5%
PT Pertamina Persero:
4.3% 5/20/23 (b)		200,000	182,470
4.875% 5/3/22 (b)		200,000	189,994
5.25% 5/23/21 (b)		235,000	232,362
5.625% 5/20/43 (b)		200,000	155,473
5.625% 5/20/43 (Reg. S)		400,000	310,946
6% 5/3/42 (b)		200,000	165,471
6.5% 5/27/41 (b)		400,000	350,939

TOTAL INDONESIA			1,587,655

Ireland - 2.5%
EDC Finance Ltd. 4.875% 4/17/20 (b)		600,000	510,000
Metalloinvest Finance Ltd. 5.625% 4/17/20 (b)		400,000	376,480
MTS International Funding Ltd. 8.625% 6/22/20 (b)		650,000	702,975
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)		920,000	938,978

TOTAL IRELAND			2,528,433

Kazakhstan - 0.7%
KazMunaiGaz Finance Sub BV 6% 11/7/44 (b)		200,000	146,500
KazMunaiGaz National Co. 5.75% 4/30/43 (b)		200,000	144,500
Zhaikmunai International BV 7.125% 11/13/19 (b)		530,000	424,000

TOTAL KAZAKHSTAN			715,000

Korea (South) - 0.1%
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	7,100,000	107,694
Luxembourg - 2.0%
EVRAZ Group SA:
6.5% 4/22/20 (b)		400,000	373,688
9.5% 4/24/18 (Reg. S)		650,000	679,595
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		240,000	247,800
SB Capital SA 5.5% 2/26/24 (b)(d)		450,000	381,375
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		200,000	174,800
7.75% 1/27/18		200,000	195,000

TOTAL LUXEMBOURG			2,052,258

Mexico - 6.3%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	6,500,000	366,394
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		200,000	198,000
Pemex Project Funding Master Trust:
6.625% 6/15/35		990,000	928,125
6.625% 6/15/38		25,000	22,813
Petroleos Mexicanos:
3.5% 1/30/23		310,000	279,000
4.875% 1/24/22		260,000	257,455
4.875% 1/18/24		190,000	183,901
5.5% 1/21/21		255,000	268,120
5.5% 6/27/44		540,000	433,350
5.5% 6/27/44 (b)		210,000	168,525
6.375% 1/23/45		830,000	745,672
6.5% 6/2/41		900,000	827,820
6.625% (b)(e)		1,380,000	1,311,000
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		600,000	528,000

TOTAL MEXICO			6,518,175

Netherlands - 3.2%
GTB Finance BV 6% 11/8/18 (b)		800,000	732,176
HSBK BV:
7.25% 5/3/17 (b)		400,000	404,957
7.25% 5/3/17 (Reg. S)		100,000	101,239
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		150,000	151,134
Metinvest BV 10.5% 11/28/17 (b)		993,000	585,870
Nord Gold NV 6.375% 5/7/18 (b)		400,000	399,600
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		430,000	341,850
Petrobras Global Finance BV:
2.4288% 1/15/19 (d)		70,000	48,300
3% 1/15/19		440,000	317,900
VimpelCom Holdings BV:
9% 2/13/18 (b)	RUB	5,000,000	69,969
9% 2/13/18 (Reg S.)	RUB	12,000,000	167,927

TOTAL NETHERLANDS			3,320,922

Nigeria - 0.6%
Zenith Bank PLC 6.25% 4/22/19 (b)		700,000	630,000
Paraguay - 0.4%
BBVA Paraguay SA 9.75% 2/11/16 (b)		375,000	383,052
Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		270,000	257,175
Turkey - 0.4%
Finansbank A/S 5.5% 5/11/16 (Reg. S)		400,000	402,448
United Kingdom - 0.5%
Afren PLC:
6.625% 12/9/20 (b)(c)		200,000	3,000
10.25% 4/8/19 (Reg. S) (c)		600,000	9,000
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		600,000	390,000
10.375% 4/7/19 (b)		150,000	97,500

TOTAL UNITED KINGDOM			499,500

United States of America - 0.2%
Southern Copper Corp. 7.5% 7/27/35		250,000	242,610
Venezuela - 4.3%
Petroleos de Venezuela SA:
5.375% 4/12/27		475,000	151,763
5.5% 4/12/37		165,000	51,563
6% 11/15/26 (b)		390,000	124,781
8.5% 11/2/17 (b)		4,700,000	3,137,250
8.5% 11/2/17 (Reg. S)		240,000	160,200
9% 11/17/21 (Reg. S)		240,000	85,800
9.75% 5/17/35 (b)		1,170,000	424,125
12.75% 2/17/22 (b)		645,000	284,123

TOTAL VENEZUELA			4,419,605

TOTAL NONCONVERTIBLE BONDS
(Cost $37,285,348)			31,456,432

Government Obligations - 58.8%
Argentina - 8.4%
Argentine Republic:
7% 4/17/17		5,155,000	5,027,255
8.28% 12/31/33 (c)		567,825	574,923
8.75% 6/2/17 (c)		585,000	587,925
Buenos Aires Province:
9.375% 9/14/18 (b)		325,000	317,688
9.95% 6/9/21		240,000	225,600
10.875% 1/26/21 (Reg. S)		850,000	828,750
City of Buenos Aires:
8.95% 2/19/21 (b)		205,000	210,638
9.95% 3/1/17 (b)		300,000	309,000
Provincia de Cordoba 12.375% 8/17/17 (b)		550,000	555,500

TOTAL ARGENTINA			8,637,279

Armenia - 0.6%
Republic of Armenia:
6% 9/30/20 (b)		400,000	378,600
7.15% 3/26/25 (b)		200,000	188,644

TOTAL ARMENIA			567,244

Belarus - 1.3%
Belarus Republic 8.95% 1/26/18		1,310,000	1,306,725
Brazil - 4.0%
Brazilian Federative Republic:
4.25% 1/7/25		800,000	700,000
5.625% 1/7/41		1,340,000	1,085,400
7.125% 1/20/37		1,100,000	1,028,500
8.25% 1/20/34		1,295,000	1,340,325

TOTAL BRAZIL			4,154,225

Colombia - 1.9%
Colombian Republic:
4.375% 3/21/23	COP	1,536,000,000	407,404
5% 6/15/45		200,000	171,500
5.625% 2/26/44		200,000	187,000
6.125% 1/18/41		115,000	113,850
7.375% 9/18/37		275,000	308,688
10.375% 1/28/33		525,000	743,400

TOTAL COLOMBIA			1,931,842

Congo - 0.9%
Congo Republic 4% 6/30/29 (f)		1,098,675	887,729
Costa Rica - 0.7%
Costa Rican Republic:
4.25% 1/26/23 (b)		200,000	173,000
7% 4/4/44 (b)		400,000	353,500
7.158% 3/12/45 (b)		200,000	177,000

TOTAL COSTA RICA			703,500

Croatia - 1.3%
Croatia Republic:
5.5% 4/4/23 (b)		200,000	205,000
6% 1/26/24 (b)		400,000	421,500
6.375% 3/24/21 (b)		250,000	268,839
6.625% 7/14/20 (b)		175,000	189,718
6.75% 11/5/19 (b)		200,000	217,400

TOTAL CROATIA			1,302,457

Dominican Republic - 2.0%
Dominican Republic:
1.25% 8/30/24 (d)		750,000	732,375
5.5% 1/27/25 (b)		180,000	173,700
6.85% 1/27/45 (b)		355,000	341,688
7.45% 4/30/44 (b)		455,000	465,238
7.5% 5/6/21 (b)		325,000	347,750

TOTAL DOMINICAN REPUBLIC			2,060,751

El Salvador - 0.1%
El Salvador Republic 7.65% 6/15/35 (Reg. S)		115,000	102,494
Georgia - 0.2%
Georgia Republic 6.875% 4/12/21 (b)		200,000	206,000
Hungary - 0.9%
Hungarian Republic:
5.375% 3/25/24		116,000	125,860
5.75% 11/22/23		231,000	256,988
7.625% 3/29/41		392,000	520,380

TOTAL HUNGARY			903,228

Indonesia - 3.5%
Indonesian Republic:
3.375% 4/15/23 (b)		200,000	182,249
4.875% 5/5/21 (b)		300,000	309,742
5.25% 1/17/42 (b)		200,000	179,130
5.375% 10/17/23		200,000	206,744
6.625% 2/17/37 (b)		375,000	394,352
6.75% 1/15/44 (b)		400,000	424,444
7.75% 1/17/38 (b)		855,000	1,003,410
7.875% 4/15/19	IDR	1,563,000,000	101,315
8.5% 10/12/35 (Reg. S)		675,000	847,041

TOTAL INDONESIA			3,648,427

Iraq - 0.7%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,050,000	722,879
Ivory Coast - 0.9%
Ivory Coast 5.75% 12/31/32		1,025,000	887,412
Kazakhstan - 0.4%
Kazakhstan Republic:
5.125% 7/21/25 (b)		230,000	221,421
6.5% 7/21/45 (b)		200,000	187,830

TOTAL KAZAKHSTAN			409,251

Lebanon - 1.2%
Lebanese Republic:
4% 12/31/17		395,000	389,636
5.15% 11/12/18		250,000	249,875
5.45% 11/28/19		330,000	324,773
6.375% 3/9/20		230,000	236,141

TOTAL LEBANON			1,200,425

Mexico - 2.7%
United Mexican States:
4.6% 1/23/46		200,000	178,000
4.75% 3/8/44		639,000	583,088
5.55% 1/21/45		150,000	153,563
6.05% 1/11/40		876,000	959,220
6.5% 6/10/21	MXN	4,260,000	263,875
6.75% 9/27/34		540,000	645,300

TOTAL MEXICO			2,783,046

Netherlands - 0.2%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		260,000	245,310
Nigeria - 0.4%
Central Bank of Nigeria warrants 11/15/20 (g)(h)		250	30,464
Republic of Nigeria 5.125% 7/12/18 (b)		400,000	384,000

TOTAL NIGERIA			414,464

Pakistan - 1.6%
Islamic Republic of Pakistan:
7.125% 3/31/16 (b)		575,000	582,202
7.25% 4/15/19 (b)		640,000	656,593
8.25% 4/15/24 (b)		200,000	209,081
8.25% 9/30/25 (b)		200,000	203,970

TOTAL PAKISTAN			1,651,846

Panama - 0.5%
Panamanian Republic:
6.7% 1/26/36		120,000	142,800
8.875% 9/30/27		75,000	103,125
9.375% 4/1/29		170,000	244,588

TOTAL PANAMA			490,513

Peru - 0.6%
Peruvian Republic:
4% 3/7/27 (f)		380,000	380,000
8.75% 11/21/33		180,000	253,800

TOTAL PERU			633,800

Philippines - 0.8%
Philippine Republic:
7.75% 1/14/31		270,000	382,649
9.5% 2/2/30		275,000	436,839

TOTAL PHILIPPINES			819,488

Romania - 0.5%
Romanian Republic:
4.375% 8/22/23 (b)		258,000	268,836
6.125% 1/22/44(b)		178,000	206,925

TOTAL ROMANIA			475,761

Russia - 5.2%
Russian Federation:
4.875% 9/16/23 (b)		600,000	605,004
5% 4/29/20 (b)		300,000	310,125
5.875% 9/16/43 (b)		1,000,000	963,850
7.5% 3/31/30 (Reg. S)		864,609	1,016,997
12.75% 6/24/28 (Reg. S)		1,575,000	2,473,065

TOTAL RUSSIA			5,369,041

Serbia - 0.8%
Republic of Serbia:
5.875% 12/3/18 (b)		200,000	208,750
6.75% 11/1/24 (b)		301,669	307,250
6.75% 11/1/24 (Reg. S)		81,532	83,041
7.25% 9/28/21 (b)		200,000	224,000

TOTAL SERBIA			823,041

Sri Lanka - 0.9%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		200,000	196,759
5.875% 7/25/22 (b)		200,000	193,004
6.25% 10/4/20 (b)		275,000	277,744
6.25% 7/27/21 (b)		250,000	249,342

TOTAL SRI LANKA			916,849

Turkey - 5.7%
Turkish Republic:
3.25% 3/23/23		200,000	177,954
4.875% 4/16/43		200,000	166,500
5.125% 3/25/22		220,000	222,462
5.625% 3/30/21		425,000	443,594
6.25% 9/26/22		405,000	432,844
6.75% 5/30/40		400,000	426,000
6.875% 3/17/36		795,000	859,793
7% 3/11/19		200,000	219,666
7.25% 3/5/38		545,000	615,169
7.375% 2/5/25		820,000	937,875
7.5% 11/7/19		630,000	707,774
8% 2/14/34		140,000	169,050
11.875% 1/15/30		315,000	502,425

TOTAL TURKEY			5,881,106

Ukraine - 1.3%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (b)		100,000	74,600
Ukraine Government:
7.75% 9/23/20 (b)		140,000	112,594
7.8% 11/28/22 (b)		600,000	459,760
7.95% 2/23/21 (b)		200,000	156,906
9.25% 7/24/17 (b)		725,000	561,092

TOTAL UKRAINE			1,364,952

United States of America - 4.1%
U.S. Treasury Bonds 2.5% 2/15/45		1,222,000	1,125,831
U.S. Treasury Notes 1.375% 4/30/20		3,102,000	3,110,602

TOTAL UNITED STATES OF AMERICA			4,236,433

Uruguay - 0.4%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		365,000	456,249
Venezuela - 3.1%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		5,800	36,250
5.75% 2/26/16 (Reg S.)		1,865,000	1,571,263
9% 5/7/23 (Reg. S)		400,000	137,000
9.25% 9/15/27		310,000	120,900
9.25% 5/7/28 (Reg. S)		350,000	118,125
9.375% 1/13/34		270,000	93,150
11.75% 10/21/26 (Reg. S)		460,000	178,250
11.95% 8/5/31 (Reg. S)		1,495,000	586,788
12.75% 8/23/22		715,000	305,663
13.625% 8/15/18		95,000	54,150

TOTAL VENEZUELA			3,201,539

Vietnam - 1.0%
Vietnamese Socialist Republic:
1.3725% 3/12/16 (d)		36,956	36,217
4% 3/12/28 (f)		1,053,000	1,008,248

TOTAL VIETNAM			1,044,465

TOTAL GOVERNMENT OBLIGATIONS
(Cost $63,377,179)			60,439,771

Supranational Obligations - 0.2%
European Bank for Reconstruction & Development 6% 3/3/16 (Cost $163,591)	INR	10,500,000	159,230

Sovereign Loan Participations - 0.6%
Indonesia - 0.6%
Indonesian Republic loan participation:
Goldman Sachs 1.25% 12/14/19 (d)		$500,000	490,000
Mizuho 1.25% 12/14/19 (d)		139,655	136,862
TOTAL INDONESIA
(Cost $619,889)			626,862

Preferred Securities - 1.4%
Brazil - 0.3%
Cosan Overseas Ltd. 8.25% (e)		360,000	283,600
British Virgin Islands - 0.1%
Magnesita Finance Ltd. 8.625% (b)(e)		200,000	135,125
Cayman Islands - 1.0%
Banco Do Brasil SA 9% (b)(d)(e)		200,000	121,578
CSN Islands XII Corp. 7% (Reg. S) (e)		550,000	200,221
Odebrecht Finance Ltd. 7.5% (b)(e)		1,150,000	688,278

TOTAL CAYMAN ISLANDS			1,010,077

TOTAL PREFERRED SECURITIES
(Cost $2,318,581)			1,428,802
		Shares	Value

Money Market Funds - 6.6%
Fidelity Cash Central Fund, 0.18% (i)
(Cost $6,754,774)		6,754,774	6,754,774
TOTAL INVESTMENT PORTFOLIO - 98.2%
(Cost $110,519,362)			100,865,871
NET OTHER ASSETS (LIABILITIES) - 1.8%			1,857,742
NET ASSETS - 100%			$102,723,613

Currency Abbreviations

BRL – Brazilian real

COP – Colombian peso

IDR – Indonesian rupiah

INR – Indian rupee

MXN – Mexican peso

RUB – Russian ruble

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,442,216 or 37.4% of net assets.

 (c) Non-income producing - Security is in default.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (g) Non-income producing

 (h) Quantity represents share amount.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,451
Total	$6,451

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$31,456,432	$--	$31,456,432	$--
Government Obligations	60,439,771	--	59,987,304	452,467
Supranational Obligations	159,230	--	159,230	--
Sovereign Loan Participations	626,862	--	--	626,862
Preferred Securities	1,428,802	--	1,428,802	--
Money Market Funds	6,754,774	6,754,774	--	--
Total Investments in Securities:	$100,865,871	$6,754,774	$93,031,768	$1,079,329

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Government Obligations
Beginning Balance	$1,816,121
Net Realized Gain (Loss) on Investment Securities	14,001
Net Unrealized Gain (Loss) on Investment Securities	(11,413)
Cost of Purchases	--
Proceeds of Sales	(368,837)
Amortization/Accretion	3,595
Transfers into Level 3	--
Transfers out of Level 3	(1,001,000)
Ending Balance	$452,467
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2015	$(16,242)
Other Investments in Securities
Beginning Balance	$755,534
Net Realized Gain (Loss) on Investment Securities	879
Net Unrealized Gain (Loss) on Investment Securities	4,558
Cost of Purchases	--
Proceeds of Sales	(26,652)
Amortization/Accretion	3,425
Transfers into Level 3	--
Transfers out of Level 3	(110,882)
Ending Balance	$626,862
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2015	$4,558

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, preferred securities, supranational obligations, U.S. government and government agency obligations, and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors.Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $109,373,116. Net unrealized depreciation aggregated $8,507,245, of which $2,358,230 related to appreciated investment securities and $10,865,475 related to depreciated investment securities.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hanover Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 27, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 27, 2015